Cover	9 Months Ended
Jan. 31, 2023
Cover [Abstract]
Entity Registrant Name	Major League Football, Inc.
Entity Central Index Key	0001308569
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-1568059
Entity Address Address Line 1	15515 Lemon Fish Drive
Entity Address City Or Town	Lakewood Ranch
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34202
City Area Code	847
Local Phone Number	924-4332